Stock-Based Compensation Plans	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Stock Based Compensation Plans
9. STOCK-BASED COMPENSATION PLANS
Stock Option Plans
The Barkbox, Inc. 2011 Stock Incentive Plan (as amended from time to time, the “Plan”) provides for the award of stock options and other equity interests in the Company to directors, officers, employees, advisors or consultants of the Company.
On August 10, 2020, the Board approved an increase in the number of shares of the Common Stock authorized for issuance under the Plan, increasing the pool by 717,000 shares from 3,560,651 shares to 4,277,651 shares. On December 16, 2020, the Board approved an increase in the number of shares of Common Stock authorized for issuance under the Plan, increasing the pool by 510,719 shares from 4,277,651 shares to 4,788,370 shares. As of March 31, 2021, there were 160,245 shares available for issuance under the Plan.
The Plan is administered by the Company’s Board. The exercise prices, vesting and other restrictions are determined by the Board, except that the exercise price per share of a stock option may not be less than 100% of the fair value of the common share on the date of grant. Stock options awarded under the Plan typically expire 10 years after the date of the grant and generally have vesting conditions of 25% on the first anniversary of the date of grant and 75% on a monthly basis at a rate of 1/36th unless otherwise decided by the Board. The Plan provides that the Board shall determine the vesting conditions of awards granted under the Plan, and the Board has from time to time approved vesting schedules for certain awards that deviate from the vesting conditions contained in the previous sentence.
Stock Option Activity
The following is a summary of stock option activity for the year ended March 31, 2021:

	Number Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of March 31, 2020	2,422,421	$6.78	6.69	$12,902
Granted	1,260,215	37.03
Exercised	(267,292)	4.55
Cancelled or forfeited	(46,175)	15.95

Outstanding as of March 31, 2021	3,369,169	$18.15	7.17	$251,646

Vested and expected to vest as of March 31, 2021	2,742,769	$14.84	6.70	$213,926

Exercisable as of March 31, 2021	1,735,509	$6.65	5.34	$149,575

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for those stock options that had exercise prices lower than the fair value of the Company’s common shares.
The weighted-average grant-date fair value of options granted during the years ended March 31, 2021, 2020 and 2019 was $31.90, $4.97 and $4.40 respectively. The total intrinsic value of options exercised during the year ended March 31, 2021, 2020 and 2019 was $23.6 million, $0.3 million and $2.4 million respectively.
The Company estimates the fair values of stock options using the Black-Scholes option-pricing model on the date of grant. During the years ended March 31, 2021, 2020 and 2019, the assumptions used in the Black-Scholes option pricing model were as follows:

	Fiscal Year Ended March 31,
	2021	2020	2019
Expected term (years)	5.26	5.08	5.25
Expected volatility	76.48%	45.65%	52.31%
Risk-free interest rate	0.19%	1.71%	2.74%
Expected dividend yield	— %	— %	— %
Restricted Stock Grants
The Company granted 35,000 shares, 22,616, and 171,666 shares of restricted stock during the years ended March 31, 2021, 2020 and 2019, respectively. Of the 35,000 shares of restricted stock issued during the year ended March 31, 2021, 25,000 shares vested immediately upon grant and 10,000 shares of restricted stock vest over 12 equal monthly installments. All of the shares of restricted stock granted during the year ended March 31, 2020 had immediate vesting upon grant. Grants of restricted stock are valued at the fair value of the Company’s common stock as of the grant date. The Company’s Board utilizes independent valuations and other available information when estimating the value of the stock underlying the granted shares of restricted stock. The weighted-average estimated fair value per share of the restricted stock granted during the years ended March 31, 2021, 2020, and 2019 was $55.35, $11.93 and $8.85, respectively. The total stock-based compensation expense associated with the grants of restricted stock was $1.1 million, $0.3 million and $1.5 million for the years ended March 31, 2021, 2020 and 2019, respectively.
Stock-Based Compensation
The following table summarizes the total stock-based compensation expense by function for the years ended March 31, 2021, 2020 and 2019, which includes expense related to options, restricted stock units, and secondary sales:

	Fiscal Year Ended March, 31
	2021	2020	2019
General and administrative	$6,298	$1,757	$5,021
Advertising and marketing	224	60	75

Total stock-based compensation expense	$6,522	$1,817	$5,096

Stock-based compensation expense for the years ended March 31, 2021, 2020, and 2019 was $6.5 million, $1.8 million and $5.1 million respectively. Stock-based compensation expense is allocated based on the department to which the option holder belongs.
As of March 31, 2021, 2020 and 2019, there was $21.9 million, $2.4 million, and $1.3 million of unrecognized stock-based compensation expense related to unvested stock options, respectively. The unrecognized stock-based compensation expense is expected to be recognized over a weighted-average remaining vesting period of 3.44, 2.87 and 2.68 years at March 31, 2021, 2020 and 2019, respectively.